Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 109,571	$ 76,412
Accounts receivable, less allowances (2012 - $811; 2011 - $1,100)	89,602	88,345
Inventories
Finished goods	16,267	14,697
Work-in-process	15,860	20,602
Raw materials	49,625	57,241
Total inventories	81,752	92,540
Current deferred tax asset - Note J	18,789	14,668
Other current assets	9,844	11,421
Total current assets	309,558	283,386
Property, plant and equipment
Land	4,481	2,240
Buildings and improvements	81,040	87,933
Machinery and equipment	248,897	236,272
Total property, plant and equipment	334,418	326,445
Accumulated depreciation	(240,693)	(241,585)
Net property, plant and equipment	93,725	84,860
Other assets
Prepaid pension asset - Note H		4,359
Goodwill - Note E	36,350	500
Other intangible assets, net - Note E	46,901	29,886
Deferred income taxes - Note J	73,158	76,200
Other assets	1,484	1,624
Total other assets	157,893	112,569
Total Assets	561,176	480,815
Current Liabilities
Accounts payable	67,970	80,468
Accrued salaries, wages and vacation	14,080	15,953
Income taxes payable	2,493	2,975
Other accrued liabilities	30,483	24,841
Total current liabilities	115,026	124,237
Long-term debt - Note G	153,500	74,400
Long term portion - interest rate swap	1,336
Other long-term obligations - Notes H and J	23,556	18,881
Contingencies - Note M
Shareholders' Equity
Preferred stock - authorized 25,000,000 shares without par value; none issued
Common stock - authorized 75,000,000 shares without par value; 55,263,082 issued at December 31, 2012 and 54,790,110 issued at December 31, 2011	291,512	287,661
Additional contributed capital	40,008	39,161
Retained earnings	367,800	352,205
Accumulated other comprehensive loss	(120,604)	(115,146)
Total shareholder's equity before treasury	578,716	563,881
Cost of common stock held in treasury (2012 - 21,829,954 and 2011 - 20,724,106 shares - Note K)	(310,958)	(300,584)
Total shareholders' equity	267,758	263,297
Total Liabilities and Shareholders' Equity	$ 561,176	$ 480,815